Office Lease Right Of Use Asset And lease liability (Tables)	9 Months Ended
Dec. 31, 2023
Office Lease Right Of Use Asset And lease liability (Tables)
Schedule Of Right -Of-Use Asset
Right-of-use-asset	($)
Balance at March 31, 2022	82,384
Amortization	(20,176)
Balance at March 31, 2023	62,208
Amortization	(15,132)
Balance at December 31, 2023	47,076

Summary of Changes In The Lease Liability
Lease liability	($)
Balance at March 31, 2022	90,028
Lease payment – base rent portion	(26,745)
Lease liability – accretion expense	9,620
Balance as at Mach 31, 2023	72,903
Current portion	20,696
Long-term portion	52,207

Lease liability	($)
Balance at March 31, 2023	72,903
Lease payment – base rent portion	(21,014)
Lease liability – accretion expense	5,755
Balance as at December 31, 2023	57,644
Current portion	22,754
Long-term portion	34,890

Summary Of Company Future Lease Payments
Future lease payments (base rent portion only)	($)
Fiscal 2024 (January 1, 2024 to March 31, 2024)	7,041
Fiscal 2025 (April 1, 2024 to March 31, 2025)	28,165
Fiscal 2026 (April 1, 2025 to March 31, 2026)	28,165
Fiscal 2027 (April 1, 2026 to April 29, 2027) (Note 6)	2,347
Total undiscounted lease payments	65,718
Less: imputed interest	(8,074)
Lease liability as at December 31, 2023	57,644